Sales and Receivable Concentration	12 Months Ended
Jun. 29, 2014
Sales and Receivable Concentration

Sales and receivable concentration

Sales to our largest customers were as follows (thousands of dollars and percent of total net sales):

	2014		2013		2012
	Net Sales	%	Net Sales	%	Net Sales	%
General Motors Company	$79,526	23%	$56,972	19%	$64,588	23%
Ford Motor Company	46,619	13%	44,773	15%	33,854	12%
Chrysler Group LLC	117,502	34%	95,476	32%	90,796	33%
	$243,647	70%	$197,221	66%	$189,238	68%

Receivables from our largest customers were as follows (thousands of dollars and percent of gross receivables):

	June 29, 2014		June 30, 2013
	Receivables	%	Receivables	%
General Motors Company	$20,717	30%	$8,672	18%
Ford Motor Company	6,358	9%	6,533	14%
Chrysler Group LLC	22,202	32%	15,698	33%
	$49,277	71%	$30,903	65%